Chapter 11 Proceedings - Condensed Combined Debtor-In-Possession Financial Information (Statement of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]
Net cash provided by operating activities	$ 399	$ 1,184		$ 1,788
Additions to newbuildings	(33)	(52)		(613)
Additions to drilling units and equipment	(59)	(84)		(322)
Contingent consideration received	95	95		27
Change in restricted cash	(29)	(26)		(25)
Net cash provided by investing activities	329	328		(190)
Repayments of debt	(754)	(1,054)		(2,999)
Debt fees paid	(53)	(31)		(16)
Net cash used in financing activities	(846)	(1,206)		(1,370)
Effect of exchange rate changes on cash and cash equivalents	5	18		(15)
Net increase in cash and cash equivalents	(113)	324		213
Cash and cash equivalents at beginning of the year	1,368	1,044	[1]	831
Cash and cash equivalents at the end of year	1,255	1,368		$ 1,044
Consolidated Entities Under Chapter 11 Bankruptcy
Net cash provided by operating activities	294
Additions to newbuildings	(1)
Additions to drilling units and equipment	(20)
Contingent consideration received	28
Change in restricted cash	(10)
Proceed from repayment of short term loan to related parties	8
Net cash provided by investing activities	5
Repayments of debt	(77)
Debt fees paid	(53)
Net cash used in financing activities	(130)
Effect of exchange rate changes on cash and cash equivalents	(2)
Net increase in cash and cash equivalents	167
Cash and cash equivalents at beginning of the year	990
Cash and cash equivalents at the end of year	$ 1,157	$ 990

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